Income Taxes - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense (benefit):
Federal
State			47	63
Foreign			25	68
Current income tax expense (benefit), Total			72	131
Deferred income tax expense (benefit):
Federal			24	16
State			6	6
Foreign			(301)	(278)
Deferred income tax expense (benefit), Total			(271)	(256)
Valuation allowance
Total income tax expense (benefit)	$ 22	$ (327)	$ (199)	$ (125)	[1]

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.